Long Term Debt (Tables)	3 Months Ended
Mar. 31, 2025
Borrowing costs Abstract [Abstract]
Schedule of Detailed Information About Borrowings
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	March 31 2025	December 31 2024

USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	—	586
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	—	78
2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	36	36
2020 USD Equipment Financing	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	—	34
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	15	14
Various	EUR, USD	Various			2025-2031	6	5
Current total						$57	$753

2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	36	36
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	15	14
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	991	974
Various	EUR, USD	Various			2025-2031	29	29
Non-current total						$1,071	$1,053
Total						$1,128	$1,806
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

	March 31, 2025	December 31, 2024

Revolving Credit Facility	$1,011	$1,012
Uncommitted Credit Facilities	103	102
Total	$1,114	$1,114